PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Total property and equipment	$ 14,263,411	$ 2,893,464
Less: accumulated depreciation	(2,395,571)	(67,705)
Property and equipment, net	11,867,840	2,825,759
Brick machines
Property and Equipment, Net
Total property and equipment	2,515,461	2,534,700
Right of use assets - vehicles
Property and Equipment, Net
Total property and equipment	175,416	135,620
Furniture and equipment
Property and Equipment, Net
Total property and equipment	176,167	84,514
Leasehold improvements
Property and Equipment, Net
Total property and equipment	178,491	$ 138,630
Demonstration & test equipment
Property and Equipment, Net
Total property and equipment	$ 11,217,876